Long-Term Debt - Long-Term Debt (Detail) - USD ($)	Aug. 02, 2015	Feb. 01, 2015	Feb. 02, 2014
Debt Instrument [Line Items]
Debt outstanding	$ 361,000,000	$ 430,000,000	$ 525,165,000
Unamortized debt discount		(980,000)
Current installments	(7,500,000)		(1,500,000)
Long-term debt, less current installments, net of unamortized discount	353,500,000	429,020,000	484,177,000
New Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Debt outstanding		430,000,000
Unamortized debt discount		(980,000)
Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Debt outstanding			144,375,000
Unamortized debt discount			(550,000)
11% Senior Notes [Member]
Debt Instrument [Line Items]
Debt outstanding			200,000,000
12.25% Senior Discount Notes [Member]
Debt Instrument [Line Items]
Debt outstanding			180,790,000
Unamortized debt discount			$ (38,938,000)
Credit Facility - Term [Member]
Debt Instrument [Line Items]
Credit facility	150,000,000
Credit Facility - Revolver [Member]
Debt Instrument [Line Items]
Credit facility	$ 211,000,000
Credit Facility - Revolver [Member] | New Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility		0
July 2014 Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility		$ 430,000,000